PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31,
	2018	2017
Cost:

Land and buildings	$7,559	$7,311
Machinery and equipment	3,392	3,129
Motor vehicles	2,440	1,958
Promotional displays	644	600
Office furniture and equipment	4,198	4,619
Leasehold improvements	739	906

	18,972	18,523
Accumulated depreciation:

Buildings	4,375	4,283
Machinery and equipment	2,689	2,446
Motor vehicles	1,244	1,165
Promotional displays	477	453
Office furniture and equipment	3,426	3,861
Leasehold improvements	414	597

	12,625	12,805

Property and equipment, net	$6,347	$5,718